DISCONTINUED OPERATIONS - Assets and liabilities disposed (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Cash and cash equivalents			$ 33		$ 77
Gain from disposal of discontinued operations		$ 18,687
Discontinued Operations, Disposed of by Sale | Mining pool operation
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Bitcoins retained not included in consideration		0.7137
Discontinued Operations | Mining pool operation
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration	$ 2,000			$ 5,000
Cash and cash equivalents	372
Accounts receivable, net	866
Prepayments and other current assets	104
Cryptocurrency assets	8,937
Property and equipment, net	4
Intangible assets, net	6
Accounts payable	(26,711)
Accrued payroll and welfare payable	(93)
Accrued expenses and other current liabilities	(172)
Net liabilities of discontinued operations	(16,687)
Gain from disposal of discontinued operations	$ 18,687